SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Mar. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS
SONY GROUP CORPORATION AND CONSOLIDATED SUBSIDIARIES

	Yen in millions
	Balance at beginning of period	Beginning adjustment (Note 1)	Additions charged to costs and expenses	Deductions (Note 3)	Other (Note 4)	Balance at end of period
Fiscal year ended March 31, 2019:
Allowance for doubtful accounts	48,663	(25,114)	7,112	(5,532)	311	25,440

Fiscal year ended March 31, 2020:
Allowance for doubtful accounts	25,440	—	9,006	(6,908)	(1,665)	25,873

Fiscal year ended March 31, 2021:
Allowance for credit losses (Note 2)	25,873	6,621	12,133	(8,115)	1,313	37,825

Notes:

1.
Sony adopted ASU 2014-09 from April 1, 2018, and as a result, sales returns are presented as a liability instead of as a contra-asset allowance. Accordingly, Sony changed the presentation from “Allowance for doubtful accounts and sales returns” to “
Allowance
for doubtful accounts” for the fiscal years ended March 31, 2019 and 2020.

Sony also adopted ASU 2016-13 from April 1, 2020, and as a result, the loss allowance is measured at an amount equal to expected credit losses over the contractual term. Accordingly, Sony changed the presentation from “Allowance for doubtful accounts” to “Allowance for credit losses” for the fiscal year ended March 31, 2021.

2.
Allowance for credit losses shows the total amounts of loss allowances for both “Notes and accounts receivable, trade and contract assets” and “Securities investments and other” in the consolidated balance sheets.

3.	Deductions mainly include both reversals and write-offs.

4.	Other mainly includes translation adjustments.

	Yen in millions
	Balance at beginning of period	Additions	Deductions (Note 1)	Other (Note 2)	Balance at end of period
Fiscal year ended March 31, 2019:
Valuation allowance — Deferred tax assets	899,835	116,938	(309,226)	15,567	723,114

Fiscal year ended March 31, 2020:
Valuation allowance — Deferred tax assets	723,114	53,245	(161,547)	(6,569)	608,243

Fiscal year ended March 31, 2021:
Valuation allowance — Deferred tax assets	608,243	41,816	(379,661)	5,984	276,382

Note:

1.	Deductions mainly include the reversal of valuation allowances in Japan and the U.S. for the fiscal year ended March 31, 2021.

2.	Translation adjustments and the effect of change in statutory tax rate.